COMMON STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE

For the three months ended March 31, 2024 and 2023, the Company had reserved shares of common stock for issuance as follows:

	March 31, 2024	March 31, 2023
Options issued and outstanding	2,315,299	3,731,392
Common stock outstanding	60,260,282	45,795,502
Warrants outstanding	24,510,575	12,266,971
Earnout shares	40,000,000	40,000,000
Shares available for future issuance	10,986,525	4,319,309
Total	138,072,681	106,113,174

For the year ended December 31, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2023	December 31, 2022
Options issued and outstanding	2,364,787	3,642,958
Common stock outstanding	60,260,282	43,272,728
Warrants outstanding	24,510,575	16,708,414
Earnout shares	40,000,000	40,000,000
Shares available for future issuance	4,469,280	4,924,914
Total	131,604,924	108,549,014